[AIM LOGO APPEARS HERE]          Dear Shareholder:

              [PHOTO of          We are pleased to report that during the fiscal
        Mr. Charles T. Bauer,    year ended August 31, 1996, the Treasury
           Chairman of the       TaxAdvantage Portfolio of Short-Term
LETTER    Board of The Fund      Investments Trust continued to provide
TO OUR      APPEARS HERE]        stability and a competitive money market yield
SHAREHOLDERS                     while a major shift in the direction of
                                 interest rates took place.
                  As the economy weakened in the latter half of 1995, the
                Federal Reserve Board pushed interest rates lower to help
                cushion the slowdown. The federal funds target rate was lowered in December and again in January, and then held unchanged from the end of January through the August 31 close of the Portfolio's fiscal year. The federal funds target, which serves as a benchmark for other short-term rates, remained at 5.25%. However, short-term markets were volatile as opinions shifted regarding the next move in rates. As economic growth revived, concerns about possible wage inflation surfaced. Credit markets anticipated a tightening by the Fed, driving interest rates higher.

                YOUR INVESTMENT PORTFOLIO

                The Treasury TaxAdvantage Portfolio maintained its investment discipline in this changing environment. The Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the U.S. Treasury. Government securities, such as U.S. Treasury bills and bonds, offer a higher degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. Treasury TaxAdvantage Portfolio shares are not insured and their yield will vary with market conditions. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

                                Yields as of 8/31/96             As 1996 unfolded, the Portfolio
                                                               was able to enhance yield as the
                                        Average    Seven-Day   yield curve became more
                                    Monthly Yield    Yield     positively sloped and Treasury
                                                               TaxAdvantage Portfolio managers
                Treasury TaxAdvantage                          purchased securities
                Portfolio Institutional                        strategically farther out in
                Class                   5.03%         5.04%    maturity. The weighted average
                                                               maturity was 53 days at the close
                IBC Money Fund                                 of the fiscal year.
                Averages(TM)                                     As shown in the table,
                Government Only/                               performance of the Institutional
                Institutional Only      4.94%         4.96%    Class of the Portfolio as of
                                                               August 31 compared favorably with
                                                               performance reported for a
                                                               comparative index.

                  Net assets of the Institutional Class stood at $407 million at close of the fiscal year, up from $394 million at its opening.
                  The Portfolio continues to hold an AAAm-G credit quality
                rating, the highest given by Standard & Poor's Corporation, a widely known credit rating agency. The AAAm-G rating is historical and is based on an annual analysis of Treasury TaxAdvantage Portfolio's credit quality, composition, management, and weekly portfolio reviews.

                                                                     (continued)

                OUTLOOK FOR THE FUTURE

                As the reporting period closed, the economic outlook was for continued growth with some slowing from the strong second quarter of 1996. The economy expanded at an annualized rate of 4.7% during the second quarter of 1996. The extent of the slowdown would help determine whether the Fed raised interest rates to pre-empt inflationary pressures, and opinion about the likelihood of a rate rise was divided. Forecasters who thought Fed policy would remain unchanged until after November's elections were proven correct September 24, 1996, when the Fed chose to leave the federal funds rate at 5.25%. Because the weighted average maturity of the Portfolio is relatively short, Treasury TaxAdvantage Portfolio can respond quickly to changes in the interest rate environment.
                  We are pleased to send you this report concerning your
                investment. AIM is committed to customer service and to the primary goals of safety, liquidity and yield in institutional fund management. We are ready to respond to your comments about this report and to any questions you may have. Please contact one of our representatives at 800-659-1005 if we may be of service.

                Respectfully submitted,

                /s/ CHARLES T. BAUER
                Charles T. Bauer
                Chairman

AVERAGE MONTHLY YIELD COMPARISON
As of 8/31/96 (Yields are average monthly yields for the month-ends shown)

                 Short-Term Investments Trust
               Treasury TaxAdvantage Portfolio             IBC Money Fund Averages(TM)
                     Institutional Class                Government Only/Institutional Only
 9/95                         5.35%                                    5.39%
10/95                         5.28                                     5.35
11/95                         5.25                                     5.37
12/95                         5.21                                     5.32
 1/96                         5.11                                     5.16
 2/96                         4.97                                     4.93
 3/96                         4.85                                     4.91
 4/96                         4.85                                     4.9
 5/96                         4.85                                     4.87
 6/96                         4.93                                     4.91
 7/96                         4.97                                     4.93
 8/96                         5.03                                     4.94

WEIGHTED AVERAGE MATURITY COMPARISON
12 months ended 8/31/96

                    Short-Term Investments Trust
                  Treasury TaxAdvantage Portfolio             IBC Money Fund Averages(TM)
                        Institutional Class                Government Only/Institutional Only
 9/95                         48 days                                       43 days
10/95                         51                                            45
11/95                         55                                            41
12/95                         55                                            39
 1/96                         50                                            38
 2/96                         58                                            44
 3/96                         49                                            41
 4/96                         52                                            44
 5/96                         43                                            44
 6/96                         56                                            44
 7/96                         52                                            40
 8/96                         53                                            43

  Source: IBC Financial Data, Inc. IBC Money Fund Report--Registered Trademark-- for weighted average maturities; IBC Money Fund Insight--Registered Trademark--
                                                     for average monthly yields.

SCHEDULE OF INVESTMENTS
August 31, 1996

                                   MATURITY PAR (000)    VALUE
U.S. TREASURY SECURITIES - 99.76%

U.S. TREASURY BILLS(a) - 69.58%
5.215%                             09/17/96 $ 49,680  $49,579,246
-----------------------------------------------------------------
5.05%                              09/19/96    2,984    2,976,465
-----------------------------------------------------------------
5.04%                              09/19/96    7,000    6,982,360
-----------------------------------------------------------------
5.045%                             09/19/96    4,670    4,658,220
-----------------------------------------------------------------
5.065%                             09/26/96   12,800   12,754,978
-----------------------------------------------------------------
5.095%                             09/26/96    9,765    9,730,450
-----------------------------------------------------------------
5.06%                              09/26/96   22,915   22,834,479
-----------------------------------------------------------------
5.145%                             10/03/96   44,995   44,789,224
-----------------------------------------------------------------
5.10%                              10/03/96    1,405    1,398,631
-----------------------------------------------------------------
5.095%                             10/03/96      540      537,555
-----------------------------------------------------------------
5.115%                             10/03/96    1,820    1,811,725
-----------------------------------------------------------------
5.095%                             10/03/96    3,000    2,986,413
-----------------------------------------------------------------
5.155%                             10/24/96   19,525   19,376,819
-----------------------------------------------------------------
5.175%                             10/24/96   20,025   19,872,434
-----------------------------------------------------------------
5.18%                              10/24/96    2,380    2,361,850
-----------------------------------------------------------------
5.01%                              11/07/96   23,000   22,785,544
-----------------------------------------------------------------
4.975%                             11/07/96    4,200    4,161,112
-----------------------------------------------------------------
5.00%                              11/07/96   11,185   11,080,917
-----------------------------------------------------------------
4.995%                             11/07/96    5,200    5,151,660
-----------------------------------------------------------------
5.02%                              11/14/96   13,000   12,865,854
-----------------------------------------------------------------
5.04%                              11/14/96    5,300    5,245,092
-----------------------------------------------------------------
5.06%                              11/14/96    8,000    7,916,791
-----------------------------------------------------------------
5.01%                              11/21/96   12,250   12,111,912
-----------------------------------------------------------------
5.02%                              11/21/96    4,700    4,646,914
-----------------------------------------------------------------
5.03%                              11/21/96   14,415   14,251,858
-----------------------------------------------------------------
5.06%                              11/21/96    2,200    2,174,953
-----------------------------------------------------------------
5.095%                             11/29/96   13,235   13,068,292
-----------------------------------------------------------------
                                                      318,111,748
-----------------------------------------------------------------

                                          MATURITY PAR (000)    VALUE
US. TREASURY SECURITIES - (continued)

U.S. TREASURY NOTES - 30.18%
8.00%                                     10/15/96  $42,475  $ 42,605,929
----------------------------------------------------------------------------
6.875%                                    10/31/96   40,500    40,589,317
----------------------------------------------------------------------------
7.25%                                     11/15/96   24,505    24,593,717
----------------------------------------------------------------------------
7.50%                                     12/31/96   30,000    30,209,989
----------------------------------------------------------------------------
                                                              137,998,952
----------------------------------------------------------------------------
   Total U.S. Treasury Securities                             456,110,700
----------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.76%                                456,110,700(b)
----------------------------------------------------------------------------
   OTHER ASSETS LESS LIABILITIES -- 0.24%                       1,085,450
----------------------------------------------------------------------------
   NET ASSETS -- 100.00%                                     $457,196,150
============================================================================

(a) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1996


ASSETS:
Investments, at value (amortized cost)                    $456,110,700
----------------------------------------------------------------------
Cash                                                             4,084
----------------------------------------------------------------------
RECEIVABLES FOR:
 Interest                                                    3,140,128
----------------------------------------------------------------------
 Reimbursement from advisor                                      4,800
----------------------------------------------------------------------
 Investments sold                                           49,603,992
----------------------------------------------------------------------
Investment for deferred compensation plan                       13,600
----------------------------------------------------------------------
Other assets                                                    11,168
----------------------------------------------------------------------
  Total assets                                             508,888,472
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                      49,579,246
----------------------------------------------------------------------
 Dividends                                                   1,966,957
----------------------------------------------------------------------
 Deferred compensation                                          13,600
----------------------------------------------------------------------
Accrued advisory fees                                           55,963
----------------------------------------------------------------------
Accrued distribution fees                                       10,833
----------------------------------------------------------------------
Accrued transfer agent fees                                      3,541
----------------------------------------------------------------------
Accrued trustees' fees                                           1,297
----------------------------------------------------------------------
Accrued administrative services fees                             2,545
----------------------------------------------------------------------
Accrued operating expenses                                      58,340
----------------------------------------------------------------------
  Total liabilities                                         51,692,322
----------------------------------------------------------------------

NET ASSETS                                                $457,196,150

======================================================================

NET ASSETS:

Institutional Class                                       $407,218,040
======================================================================
Private Investment Class                                  $ 49,978,110
======================================================================

Shares of beneficial interest, $.01 par value per share:

Institutional Class                                        407,107,656
======================================================================
Private Investment Class                                    49,964,561
======================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share  $       1.00
======================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 1996

INVESTMENT INCOME:

Interest income                                               $23,434,439
--------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                     791,921
--------------------------------------------------------------------------
Custodian fees                                                     30,033
--------------------------------------------------------------------------
Administrative services fees                                       30,056
--------------------------------------------------------------------------
Trustees' fees and expenses                                         9,082
--------------------------------------------------------------------------
Transfer agent fees                                                34,495
--------------------------------------------------------------------------
Distribution fees (Note 2)                                         52,922
--------------------------------------------------------------------------
Other                                                             140,352
--------------------------------------------------------------------------
  Total expenses                                                1,088,861
--------------------------------------------------------------------------
Less expenses assumed by advisor                                 (141,726)
--------------------------------------------------------------------------
  Net expenses                                                    947,135
--------------------------------------------------------------------------
Net investment income                                          22,487,304
--------------------------------------------------------------------------
Net realized gain on sales of investments                          55,902
--------------------------------------------------------------------------
Net increase in net assets resulting from operations          $22,543,206
==========================================================================

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 1996 and 1995

                                                     1996          1995
                                                 ------------  ------------
OPERATIONS:

 Net investment income                           $ 22,487,304  $ 20,447,888
----------------------------------------------------------------------------
 Net realized gain on sales of investments             55,902        24,806
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                      22,543,206    20,472,694
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                                (22,487,304)  (20,447,888)
----------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains on investments                                      --       (12,244)
----------------------------------------------------------------------------
Share transactions-net                             57,341,150    (4,095,169)
----------------------------------------------------------------------------
  Net increase (decrease) in net assets            57,397,052    (4,082,607)
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                             399,799,098   403,881,705
----------------------------------------------------------------------------
  End of period                                  $457,196,150  $399,799,098
============================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                  $457,072,217  $399,731,067
----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                        123,933        68,031
----------------------------------------------------------------------------
                                                 $457,196,150  $399,799,098
============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of two different portfolios, each of which offers separate series of shares: the Treasury Portfolio and the Treasury TaxAdvantage Portfolio, with the assets, liabilities and operations of each portfolio accounted for separately. Information presented in these financial statements pertains only to the Treasury TaxAdvantage Portfolio (the "Portfolio"). The Portfolio consists of two different classes of shares: the Institutional Class and the Private Investment Class. Matters affecting each class are voted on exclusively by such shareholders. The Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of these financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated between them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                         RATE
----------------------------------------
First $250 million                 0.20%
----------------------------------------
Over $250 million to $500 million  0.15%
----------------------------------------
Over $500 million                  0.10%
----------------------------------------

 The Fund has entered into a master distribution agreement with Fund Management Company ("FMC") for the distribution of shares of the Institutional Class and the Private Investment Class. The Company has also adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class. The Plan provides that the Private Investment Class may pay up to a 0.50% maximum annual rate of the Private Investment Class' average daily net assets. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Portfolio may pay a service fee of 0.25% of the average daily net assets of the Private Investment Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Private Investment Class. During the year ended August 31, 1996, the Private Investment Class paid $52,922 as compensation under the Plan.
 AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. During the year ended August 31, 1996, AIM voluntarily waived advisory fees of $116,126 on the Portfolio and assumed expenses of $25,600.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1996, the Portfolio reimbursed AIM $30,056 for such services. During the year ended August 31, 1996, the Portfolio paid A I M Institutional Fund Services, Inc. ("AIFS") $33,534 pursuant to a shareholder and transfer agency services agreement.
 Certain officers and trustees of the Fund are officers and directors of AIM, FMC and AIFS.
 The Portfolio paid legal fees of $3,900 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES
Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION
Changes in shares outstanding for the years ended August 31, 1996 and 1995 were as follows:

                                      1996                             1995
                         -------------------------------  -------------------------------
                             SHARES          AMOUNT           SHARES          AMOUNT
                         --------------  ---------------  --------------  ---------------
Sold:
  Institutional Class     1,931,081,349  $ 1,931,081,349   1,566,228,552  $ 1,566,228,552
-----------------------------------------------------------------------------------------
  Private Investment
   Class*                   173,175,235      173,175,235      29,762,798       29,762,798
-----------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class           279,901          279,901         255,484          255,484
-----------------------------------------------------------------------------------------
  Private Investment
   Class*                       215,983          215,983         211,779          211,779
-----------------------------------------------------------------------------------------
Reacquired:
  Institutional Class    (1,918,562,346)  (1,918,562,346) (1,576,001,520)  (1,576,001,520)
-----------------------------------------------------------------------------------------
  Private Investment
   Class*                  (128,848,972)    (128,848,972)    (24,552,262)     (24,552,262)
-----------------------------------------------------------------------------------------
Net increase (decrease)      57,341,150  $    57,341,150      (4,095,169) $    (4,095,169)
=========================================================================================

* The Private Investment Class commenced operations on December 21, 1994.

NOTE 5-FINANCIAL HIGHLIGHTS
Shown below are the condensed financial highlights for a share outstanding of the Institutional Class during each of the years in the six-year period ended August 31, 1996 and the period August 17, 1990 (date operations commenced) through August 31, 1990.

                           1996            1995         1994         1993      1992         1991        1990
                         --------        --------     --------     --------  --------     --------     -------
Net asset value,
 beginning of period     $   1.00        $   1.00     $   1.00     $   1.00  $   1.00     $   1.00     $  1.00
-----------------------  --------        --------     --------     --------  --------     --------     -------
Income from investment
 operations:
  Net investment income      0.05            0.05         0.03         0.03      0.04         0.07       0.003
-----------------------  --------        --------     --------     --------  --------     --------     -------
Less distributions:
  Dividends from net
   investment income        (0.05)          (0.05)       (0.03)       (0.03)    (0.04)       (0.07)     (0.003)
-----------------------  --------        --------     --------     --------  --------     --------     -------
Net asset value, end of
 period                  $   1.00        $   1.00     $   1.00     $   1.00  $   1.00     $   1.00     $  1.00
=======================  ========        ========     ========     ========  ========     ========     =======
Total return                 5.19%           5.35%        3.29%        2.96%     4.32%        6.70%       7.79%(a)
=======================  ========        ========     ========     ========  ========     ========     =======
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $407,218        $394,376     $403,882     $434,693  $573,283     $403,846     $16,201
=======================  ========        ========     ========     ========  ========     ========     =======
Ratio of expenses to
 average net assets          0.20%(b)(c)     0.20%(c)     0.20%(c)     0.20%     0.17%(e)     0.14%(e)    0.10%(e)
=======================  ========        ========     ========     ========  ========     ========     =======
Ratio of net investment
 income to average net
 assets                      5.06%(b)(d)     5.21%(d)     3.23%(d)     2.93%     4.16%(f)     6.16%(f)    7.74%(f)
=======================  ========        ========     ========     ========  ========     ========     =======

(a) Annualized.
(b) Ratios are based on average net assets of $424,432,042.
(c) Ratios of expenses to average net assets prior to waiver of advisory fees were 0.23% for the periods 1996-1994, respectively. Ratios are annualized for periods less than one year.
(d) Ratios of net investment income to average net assets prior to waiver of advisory fees were 5.04%, 5.18% and 3.20% for the periods 1996-1994, respectively. Ratios are annualized for periods less than one year.
(e) Ratios of expenses to average net assets prior to waiver of advisory fees and/or expense reimbursements were 0.21%, 0.25% and 1.24% for the periods 1992-1990, respectively. Ratios are annualized for periods less than one year.
(f) Ratios of net investment income to average net assets prior to waiver of advisory fees and/or expense reimbursements were 4.13%, 6.04% and 6.60% for the periods 1992-1990, respectively. Ratios are annualized for periods less than one year.

INDEPENDENT AUDITORS' REPORT
To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Treasury TaxAdvantage Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the six-year period then ended and the period August 17, 1990 (date operations commenced) through August 31, 1990. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury TaxAdvantage Portfolio as of August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the six-year period then ended and the period August 17, 1990 (date operations commenced) through August 31, 1990 in conformity with generally accepted accounting principles.

                                 KPMG Peat Marwick LLP

Houston, Texas
October 4, 1996

                            TRUSTEES
Charles T. Bauer                           John F. Kroeger        Short-Term
Bruce L. Crockett                         Lewis F. Pennock        Investments Trust
Owen Daly II                               Ian W. Robinson        (STIT)
Carl Frischling                             Louis S. Sklar
Robert H. Graham

                            OFFICERS
Charles T. Bauer                                  Chairman
Robert H. Graham                                 President        Treasury
John J. Arthur              Sr. Vice President & Treasurer        TaxAdvantage
Gary T. Crum                            Sr. Vice President        Portfolio
Carol F. Relihan            Sr. Vice President & Secretary        -----------------------------------------------------
Dana R. Sutton        Vice President & Assistant Treasurer        Institutional                              ANNUAL
Melville B. Cox                             Vice President        Class                                      REPORT
Karen Dunn Kelley                           Vice President
J. Abbott Sprague                           Vice President
P. Michelle Grace                      Assistant Secretary
David L. Kite                          Assistant Secretary                                              AUGUST 31, 1996
Nancy L. Martin                        Assistant Secretary
Ofelia M. Mayo                         Assistant Secretary
Kathleen J. Pflueger                   Assistant Secretary
Samuel D. Sirko                        Assistant Secretary
Stephen I. Winer                       Assistant Secretary
Mary J. Benson                         Assistant Treasurer

                          INVESTMENT ADVISOR
                          A I M Advisors, Inc.
                     11 Greenway Plaza, Suite 1919
                           Houston, TX 77046
                             (800) 347-1919

                              DISTRIBUTOR
                        Fund Management Company
                     11 Greenway Plaza, Suite 1919
                           Houston, TX 77046
                             (800) 659-1005

                               CUSTODIAN
                          The Bank of New York
                    90 Washington Street, 11th Floor
                           New York, NY 10286

                          LEGAL COUNSEL TO FUND
                   Ballard Spahr Andrews & Ingersoll
                     1735 Market Street, 51st Floor
                       Philadelphia, PA 19103-7599

                        LEGAL COUNSEL TO TRUSTEES
                    Kramer, Levin, Naftalis & Frankel
                             919 Third Avenue
                            New York, NY 10022

                               TRANSFER AGENT
                  A I M Institutional Fund Services, Inc.
                       11 Greenway Plaza, Suite 1919
                          Houston, TX 77046-1173

                                 AUDITORS
                          KPMG Peat Marwick LLP
                               700 Louisiana
                          NationsBank Building
                             Houston, TX 77002

   This report may be distributed only to current shareholders or          [LOGO APPEARS HERE]
         to persons who have received a current prospectus.              FUND MANAGEMENT COMPANY
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